Summary of comparison by class of carrying amount and fair value of the group's financial instruments (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		₨ 32,391
Financial liabilities, at fair value		32,391
Financial liabilities at fair value through profit or loss, category [member] | Ifrs Warrant [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		32,391
Financial liabilities, at fair value		32,391
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	3,362,798	2,650,081
Financial liabilities, at fair value	3,362,798	2,650,081
Financial liabilities at amortised cost, category [member] | Trade and Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,437,317	2,250,363
Financial liabilities, at fair value	2,437,317	2,250,363
Financial liabilities at amortised cost, category [member] | Borrowings Short Term and Long Term [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	358,580	131,055
Financial liabilities, at fair value	358,580	131,055
Financial liabilities at amortised cost, category [member] | Ifrs Other Liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	566,901	268,663
Financial liabilities, at fair value	566,901	268,663
Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,423,644	3,274,071
Financial assets, at fair value	3,423,644	3,274,071
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,934,713	870,452
Financial assets, at fair value	1,934,713	870,452
Financial assets at amortised cost, category [member] | Ifrs Cash and Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	800,282	1,711,589
Financial assets, at fair value	800,282	1,711,589
Financial assets at amortised cost, category [member] | Term Deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	568,264	552,129
Financial assets, at fair value	568,264	552,129
Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	120,385	139,901
Financial assets, at fair value	₨ 120,385	₨ 139,901